UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend
and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund
August 31, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 69.47%❖
Consumer Discretionary – 9.31%
Bayerische Motoren Werke	19,619	$1,707,172
Ford Motor	80,100	1,009,260
JC Penney †	50,000	471,500
Kering	6,363	1,206,238
Mattel	23,600	781,868
Nitori Holdings	11,708	1,187,038
Publicis Groupe	10,779	800,160
Sumitomo Rubber Industries	94,800	1,405,530
Target	13,100	919,489
Techtronic Industries	372,000	1,508,131
Toyota Motor	45,905	2,767,655
Valeo	16,810	869,846
Yue Yuen Industrial Holdings	666,000	2,833,111
		17,466,998
Consumer Staples – 6.83%
Archer-Daniels-Midland	12,700	555,752
Aryzta †	35,635	1,419,531
Carlsberg Class B	19,062	1,787,089
Coca-Cola Amatil	150,652	1,107,316
Japan Tobacco	55,300	2,142,197
Kimberly-Clark	8,700	1,114,122
Kraft Heinz	13,200	1,181,268
Procter & Gamble	13,600	1,187,416
Reynolds American	14,764	731,851
Tesco †	485,223	1,059,933
Wal-Mart Stores	7,400	528,656
		12,815,131
Diversified REITs – 0.86%
GEO Group	25,000	501,000
Gramercy Property Trust	45,084	436,413
Investors Real Estate Trust	10,260	68,126
Lexington Realty Trust	14,178	152,981
Mapletree Logistics Trust	70,996	55,757
Orix JREIT	40	69,937
Vornado Realty Trust	1,973	203,831
Wereldhave	2,500	119,827
		1,607,872
Energy – 5.22%
Chevron	7,300	734,234
CNOOC	1,006,000	1,235,851
ConocoPhillips	19,200	788,160
Occidental Petroleum	7,200	553,320
Royal Dutch Shell ADR	22,100	1,142,349
Spectra Energy	20,300	723,086
Suncor Energy	43,500	1,179,549
TOTAL	34,321	1,636,614
TOTAL ADR	24,200	1,155,550
Williams	23,500	656,590
		9,805,303
Financials – 8.67%
Arthur J. Gallagher	23,800	1,175,958
Ashford †	632	28,652
AXA	87,876	1,844,761
Bank Rakyat Indonesia
Persero	1,504,700	1,321,504
BB&T	31,800	1,224,300
ING Groep	131,792	1,649,423
Mitsubishi UFJ Financial
Group	495,028	2,698,935
Nordea Bank	186,853	1,826,917
Nordea Bank FDR	44,231	432,196
Solar Capital	8,309	170,667
Standard Chartered †	209,663	1,767,548
UniCredit	357,559	919,723
Wells Fargo	23,900	1,214,120
		16,274,704
Healthcare – 9.20%
AbbVie	17,200	1,102,520
Amgen	3,500	595,210
AstraZeneca ADR	33,600	1,102,416
Johnson & Johnson	11,100	1,324,674
Merck	23,000	1,444,170
Novartis	31,589	2,485,881
Pfizer	38,460	1,338,408
Sanofi	32,720	2,520,884
Shire	18,369	1,148,413
STADA Arzneimittel	32,292	1,734,008
Teva Pharmaceutical
Industries ADR	48,900	2,464,071
		17,260,655
Healthcare REITs – 0.14%
Healthcare Trust of America
Class A	3,897	131,485
Welltower	1,589	121,956
		253,441
Hotel REITs – 0.71%
Ashford Hospitality Prime	14,889	230,928
Ashford Hospitality Trust	61,800	430,746
Hospitality Properties Trust	10,500	320,145
Host Hotels & Resorts	5,587	99,560
Pebblebrook Hotel Trust	3,985	119,709

(continues)       NQ-DEX [8/16] 10/16 (17651) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock❖ (continued)
Hotel REITs (continued)
Summit Hotel Properties @	9,300	$132,990
		1,334,078
Industrial REITs – 0.56%
Duke Realty	11,447	321,890
Goodman Group	49,447	282,059
Prologis Property Mexico	116,800	196,254
Terreno Realty	9,357	250,393
		1,050,596
Industrials – 9.71%
CSX	20,900	591,052
Deutsche Post	62,609	1,983,377
East Japan Railway	24,961	2,137,481
ITOCHU	190,502	2,248,132
Koninklijke Philips	65,458	1,901,314
Meggitt	235,529	1,448,381
Minebea	144,800	1,469,482
Rexel	48,829	784,587
Teleperformance	13,929	1,443,863
United Technologies	5,400	574,722
Vinci	33,037	2,505,508
Waste Management	17,600	1,125,344
		18,213,243
Information Technology – 6.36%
CA @	40,300	1,366,573
Canon ADR	27,600	790,188
CGI Group Class A †	49,140	2,391,800
Cisco Systems	44,200	1,389,648
Intel	37,500	1,345,875
Playtech	145,240	1,737,477
Samsung Electronics	1,646	2,391,498
Xerox @	53,400	525,990
		11,939,049
Mall REITs – 0.64%
General Growth Properties	7,214	210,216
Pennsylvania Real Estate
Investment Trust	8,500	213,265
Simon Property Group	3,570	769,228
		1,192,709
Manufactured Housing REIT – 0.13%
Equity LifeStyle Properties	3,156	244,685
		244,685
Materials – 1.81%
Alamos Gold	73,388	516,525
Dow Chemical	12,700	681,228
EI du Pont de Nemours	9,700	675,120
Rio Tinto	29,836	901,512
Tarkett	6,400	224,732
Yamana Gold	97,666	395,460
		3,394,577
Mixed REIT – 0.02%
PS Business Parks	400	44,312
		44,312
Mortgage REITs – 0.29%
Colony Capital	3,765	69,540
Starwood Property Trust	20,900	478,610
		548,150
Multifamily REITs – 0.69%
ADO Properties 144A #	9,915	434,977
American Homes 4 Rent	10,926	238,952
Apartment Investment &
Management	3,765	170,103
Equity Residential	1,365	88,548
Gecina	893	139,703
Post Properties	2,620	173,654
Vonovia	1,371	53,349
		1,299,286
Office REITs – 1.35%
alstria office REIT	33,657	469,284
Champion REIT	125,000	79,761
Easterly Government
Properties	38,559	751,515
Equity Commonwealth †	11,822	369,910
Hudson Pacific Properties	2,339	78,286
Intervest Offices &
Warehouses	2,500	69,046
Kenedix Office Investment	50	301,551
Mack-Cali Realty	3,006	83,447
Parkway Properties	10,442	187,956
SL Green Realty	1,235	145,384
		2,536,140
Self-Storage REITs – 0.09%
Extra Space Storage	1,385	111,562
Jernigan Capital	4,000	64,760
		176,322
Shopping Center REITs – 1.38%
Brixmor Property Group	7,238	206,717
Charter Hall Retail REIT	71,117	228,757
DDR	9,513	179,891
First Capital Realty	2,922	49,443
Kimco Realty	10,266	308,493

2 NQ-DEX [8/16] 10/16 (17651)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock❖ (continued)
Shopping Center REITs (continued)
Kite Realty Group Trust	12,316	$355,686
Klepierre	1,425	66,776
Link REIT	33,000	239,921
Ramco-Gershenson Properties
Trust @	19,634	381,489
Retail Properties of America	5,858	99,586
Scentre Group	40,548	151,455
Urban Edge Properties	2,364	67,752
Westfield	16,989	130,490
Wheeler Real Estate
Investment Trust	68,360	120,314
		2,586,770
Single Tenant REIT – 0.27%
STORE Capital	17,193	509,429
		509,429
Telecommunications – 3.96%
AT&T	31,700	1,295,896
Century Communications @=†	125,000	0
Mobile TeleSystems ADR	96,900	787,797
Nippon Telegraph &
Telephone	61,402	2,697,854
Tele2 Class B	167,326	1,392,649
Verizon Communications	24,200	1,266,386
		7,440,582
Utilities – 1.27%
American Water Works	800	59,192
Edison International	7,600	552,672
National Grid	74,656	1,025,931
National Grid ADR	10,600	736,594
		2,374,389

Total Common Stock
(cost $122,383,903)		130,368,421

Convertible Preferred Stock – 2.72%
A Schulman 6.00% exercise
price $52.33, expiration
date 12/31/49 @	286	202,685
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	566	702,400
Crown Castle International
4.50% exercise price
$85.77, expiration date
11/1/16	8,000	901,680
El Paso Energy Capital Trust I
4.75% exercise price
$50.00, expiration date
3/31/28 @	6,583	342,250
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	12,500	592,625
Halcon Resources 5.75%
exercise price $30.78,
expiration date 12/31/49	251	11,546
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49 @	517	735,174
Maiden Holdings 7.25%
exercise price $15.05,
expiration date 9/15/16	13,476	680,134
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	695	939,987
Total Convertible Preferred
Stock (cost $4,967,373)		5,108,481

Exchange-Traded Note – 0.03%
iPATH S&P 500 VIX
Short-Term Futures ETN †	1,563	56,625
Total Exchange-Traded Note
(cost $1,178,000)		56,625

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.04%
Fannie Mae REMICs
Series 2001-50 BA
7.00% 10/25/41	51,443	59,903
Freddie Mac REMICs
Series 2557 WE
5.00% 1/15/18	5,338	5,439
Total Agency Collateralized
Mortgage Obligations
(cost $57,872)		65,342

Agency Mortgage-Backed Securities – 0.04%
Fannie Mae ARM
2.405% 3/1/38 ●	6,605	6,949
2.412% 5/1/43 ●	3,853	3,966
2.43% 10/1/36 ●	5,217	5,518
2.553% 6/1/43 ●	1,742	1,792
2.568% 10/1/36 ●	7,247	7,684

(continues)       NQ-DEX [8/16] 10/16 (17651) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM
2.772% 11/1/35 ●	3,965	$4,162
2.834% 4/1/36 ●	14,130	14,920
2.87% 4/1/36 ●	5,093	5,325
3.275% 9/1/43 ●	3,344	3,493
Freddie Mac ARM
2.498% 10/1/36 ●	7,921	8,395
FREMF Mortgage Trust
Series 2011-K15 B 144A
5.116% 8/25/44 #●	10,000	11,032
Series 2012-K22 B 144A
3.811% 8/25/45 #●	10,000	10,573
Total Agency
Mortgage-Backed
Securities (cost $80,933)		83,809

Commercial Mortgage-Backed Securities – 0.03%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.00% 2/10/51 ●	35,000	36,150
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8 AM
5.44% 5/15/45	587	586
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	10,000	9,300
Series 2006-C6 AM
5.413% 9/15/39	12,137	12,137
Total Commercial
Mortgage-Backed
Securities (cost $62,940)		58,173

Convertible Bonds – 14.67%
Brokerage – 0.52%
Jefferies Group 3.875%
exercise price $44.19,
maturity date 11/1/29	968,000	985,545
		985,545
Communications – 2.23%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18 @	1,349,000	1,327,079
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #	1,291,000	1,349,902
DISH Network 144A 3.375%
exercise price $65.18,
maturity date 8/15/26 #	449,000	470,608
Liberty Interactive 144A
1.00% exercise price
$64.18, maturity date
9/30/43 #	980,000	847,337
Liberty Media 144A 2.25%
exercise price $104.55,
maturity date 9/30/46 #	178,000	183,674
		4,178,600
Consumer Cyclical – 0.93%
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	565,000	587,600
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ	1,149,000	1,153,309
		1,740,909
Consumer Non-Cyclical – 2.14%
HealthSouth 2.00% exercise
price $37.59, maturity date
12/1/43	701,000	829,371
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	597,000	816,024
NuVasive 144A 2.25%
exercise price $59.82,
maturity date 3/15/21 #	285,000	358,209
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18 @	922,000	856,307
Vector Group
1.75% exercise price
$24.64, maturity date
4/15/20 ●	838,000	938,036
2.50% exercise price
$15.98, maturity date
1/15/19 ●	157,000	226,549
		4,024,496
Energy – 0.25%
Helix Energy Solutions Group
3.25% exercise price
$25.02, maturity date
3/15/32	501,000	469,687
		469,687

4 NQ-DEX [8/16] 10/16 (17651)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Financials – 1.37%
Ares Capital 4.75% exercise
price $19.87, maturity date
1/15/18	551,000	$573,040
Blackhawk Network Holdings
144A 1.50% exercise price
$49.83, maturity date
1/15/22 #	511,000	514,833
GAIN Capital Holdings
4.125% exercise price
$12.00, maturity date
12/1/18 @	824,000	791,555
New Mountain Finance
5.00% exercise price
$15.93, maturity date
6/15/19 @	676,000	694,590
		2,574,018
Healthcare – 0.52%
Brookdale Senior Living
2.75% exercise price
$29.33, maturity date
6/15/18	966,000	967,811
		967,811
Industrials – 0.50%
Chart Industries 2.00%
exercise price $69.03,
maturity date 8/1/18 @	962,000	938,551
		938,551
Real Estate Investment Trusts – 1.66%
Blackstone Mortgage Trust
5.25% exercise price
$28.36, maturity date
12/1/18	1,069,000	1,165,210
Spirit Realty Capital 3.75%
exercise price $13.10,
maturity date 5/15/21 @	624,000	709,803
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20 @	1,219,000	1,245,672
		3,120,685
Technology – 4.25%
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	1,096,000	1,165,870
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	469,000	591,233
Electronics For Imaging
0.75% exercise price
$52.72, maturity date
9/1/19	631,000	684,241
Intel 3.25% exercise price
$21.18, maturity date
8/1/39	401,000	702,003
j2 Global 3.25% exercise
price $69.08, maturity date
6/15/29	789,000	937,924
Knowles 144A 3.25%
exercise price $18.43,
maturity date 11/1/21 #	248,000	261,330
Micron Technology 3.00%
exercise price $29.16,
maturity date 11/15/43	935,000	839,163
Nuance Communications
2.75% exercise price
$32.30, maturity date
11/1/31	712,000	717,785
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19	1,091,000	1,050,087
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21	1,101,000	1,026,683
		7,976,319
Transportation – 0.30%
Atlas Air Worldwide Holdings
2.25% exercise price
$74.05, maturity date
6/1/22	595,000	555,209
		555,209
Total Convertible Bonds
(cost $26,098,762)		27,531,830

Corporate Bonds – 43.56%
Banking – 1.63%
Bank of America
4.45% 3/3/26	25,000	26,975
Bank of New York Mellon
2.20% 8/16/23	5,000	4,992
2.50% 4/15/21	10,000	10,306
4.625% 12/29/49 ●	5,000	5,019
BB&T 2.45% 1/15/20	35,000	35,910
Citizens Financial Group
4.30% 12/3/25	5,000	5,298
Credit Suisse Group 144A
6.25% 12/29/49 #●	485,000	476,207

(continues)       NQ-DEX [8/16] 10/16 (17651) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Huntington Bancshares
2.30% 1/14/22	5,000	$4,987
JPMorgan Chase
4.25% 10/1/27	25,000	27,080
6.75% 1/29/49 ●	715,000	807,206
Lloyds Banking Group
7.50% 4/30/49 ●	245,000	249,594
Morgan Stanley
3.125% 7/27/26	10,000	10,138
3.95% 4/23/27	60,000	62,586
PNC Financial Services Group
5.625% 2/1/17	35,000	35,632
Popular 7.00% 7/1/19	485,000	503,187
Royal Bank of Scotland Group
8.625% 12/29/49 ●	255,000	260,419
Santander UK Group Holdings
2.875% 10/16/20	15,000	15,137
State Street
2.55% 8/18/20	5,000	5,184
3.10% 5/15/23	5,000	5,232
3.55% 8/18/25	5,000	5,474
SunTrust Banks
2.35% 11/1/18	10,000	10,172
Toronto-Dominion Bank
2.125% 4/7/21	5,000	5,062
2.50% 12/14/20	5,000	5,145
UBS Group
6.875% 12/29/49 ●	400,000	398,738
US Bancorp 3.10% 4/27/26	5,000	5,181
USB Capital IX
3.50% 10/29/49 ●	80,000	68,500
Wells Fargo 4.40% 6/14/46	10,000	10,703
Zions Bancorporation
4.50% 6/13/23	5,000	5,214
		3,065,278
Basic Industry – 3.88%
AK Steel 7.625% 5/15/20	271,000	265,580
ArcelorMittal 10.85% 6/1/19	285,000	341,287
Boise Cascade 144A
5.625% 9/1/24 #	425,000	435,625
Builders FirstSource
144A 5.625% 9/1/24 #	215,000	219,837
144A 10.75% 8/15/23 #	585,000	666,900
Cemex Finance 144A
6.00% 4/1/24 #	200,000	211,500
CF Industries 6.875% 5/1/18	10,000	10,773
Chemours
6.625% 5/15/23	215,000	207,475
Chemours
7.00% 5/15/25	123,000	118,311
CVR Partners 144A
9.25% 6/15/23 #	225,000	223,875
Dow Chemical
8.55% 5/15/19	34,000	40,152
Eastman Chemical
4.65% 10/15/44	10,000	10,285
FMG Resources August 2006
144A 6.875% 4/1/22 #	655,000	677,925
144A 9.75% 3/1/22 #	75,000	87,000
Georgia-Pacific
8.00% 1/15/24	20,000	26,678
International Paper
4.40% 8/15/47	5,000	5,102
5.15% 5/15/46	5,000	5,644
INVISTA Finance 144A
4.25% 10/15/19 #	10,000	9,890
James Hardie International
Finance 144A
5.875% 2/15/23 #	415,000	434,713
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	165,000	181,913
Kraton Polymers 144A
10.50% 4/15/23 #	185,000	207,200
NCI Building Systems 144A
8.25% 1/15/23 #	340,000	374,000
New Gold
144A 6.25% 11/15/22 #	146,000	151,475
144A 7.00% 4/15/20 #	150,000	155,250
NOVA Chemicals 144A
5.00% 5/1/25 #	285,000	294,975
PQ 144A 6.75% 11/15/22 #	400,000	425,000
Rayonier AM Products 144A
5.50% 6/1/24 #	259,000	240,430
Rio Tinto Finance USA
3.75% 6/15/25	5,000	5,309
Steel Dynamics
5.50% 10/1/24	240,000	253,800
Summit Materials
6.125% 7/15/23	420,000	428,400
144A 8.50% 4/15/22 #	120,000	131,700
US Concrete 6.375% 6/1/24	405,000	423,225
		7,271,229
Brokerage – 0.02%
Jefferies Group
5.125% 1/20/23	10,000	10,771
6.45% 6/8/27	5,000	5,622
6.50% 1/20/43	5,000	5,291

6 NQ-DEX [8/16] 10/16 (17651)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Lazard Group
6.85% 6/15/17	6,000	$6,231
		27,915
Capital Goods – 4.20%
Ardagh Packaging Finance
144A 4.625% 5/15/23 #	200,000	204,500
144A 6.00% 6/30/21 #	400,000	414,000
144A 7.25% 5/15/24 #	200,000	213,750
Ball 5.25% 7/1/25	200,000	217,250
BWAY Holding 144A
9.125% 8/15/21 #	473,000	486,007
Cemex
144A 5.70% 1/11/25 #	1,000,000	1,035,000
144A 7.25% 1/15/21 #	280,000	301,000
144A 7.75% 4/16/26 #	200,000	227,000
Crane 4.45% 12/15/23	10,000	10,742
Fortive 144A
3.15% 6/15/26 #	5,000	5,219
Fortune Brands Home &
Security 3.00% 6/15/20	5,000	5,124
Gardner Denver 144A
6.875% 8/15/21 #	714,000	662,235
General Electric Capital
2.10% 12/11/19	35,000	36,016
5.55% 5/4/20	5,000	5,703
6.00% 8/7/19	10,000	11,393
KLX 144A 5.875% 12/1/22 #	385,000	405,983
Lockheed Martin
3.55% 1/15/26	5,000	5,444
Masco 3.50% 4/1/21	5,000	5,244
Novelis 144A
6.25% 8/15/24 #	525,000	548,625
Plastipak Holdings 144A
6.50% 10/1/21 #	405,000	423,225
Reynolds Group Issuer
8.25% 2/15/21	540,000	562,210
Signode Industrial Group
144A 6.375% 5/1/22 #	360,000	369,000
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	400,000	422,000
TransDigm 144A
6.375% 6/15/26 #	650,000	666,250
Zekelman Industries 144A
9.875% 6/15/23 #	590,000	632,775
		7,875,695
Communications – 4.22%
21st Century Fox America
4.95% 10/15/45	5,000	5,890
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	20,839
AT&T
3.60% 2/17/23	5,000	5,290
4.35% 6/15/45	5,000	5,061
5.65% 2/15/47	5,000	6,046
CC Holdings GS V
3.849% 4/15/23	5,000	5,389
CenturyLink
5.80% 3/15/22	210,000	218,053
6.75% 12/1/23	370,000	390,813
7.50% 4/1/24	130,000	141,294
Charter Communications
Operating 144A
4.908% 7/23/25 #	20,000	22,108
Cogent Communications
Finance 144A
5.625% 4/15/21 #@	320,000	327,200
Cogent Communications
Group 144A
5.375% 3/1/22 #	125,000	129,375
Comcast 2.35% 1/15/27	15,000	14,888
Crown Castle Towers 144A
4.883% 8/15/20 #	30,000	32,718
Digicel 144A 6.75% 3/1/23 #	355,000	325,713
Digicel Group
144A 7.125% 4/1/22 #	1,250,000	1,018,750
144A 8.25% 9/30/20 #	475,000	432,250
Frontier Communications
10.50% 9/15/22	365,000	398,534
11.00% 9/15/25	249,000	269,854
Historic TW 6.875% 6/15/18	25,000	27,390
Lamar Media 144A
5.75% 2/1/26 #	360,000	390,600
Level 3 Financing
5.375% 5/1/25	360,000	379,350
Sable International Finance
144A 6.875% 8/1/22 #	290,000	301,600
Sprint
7.125% 6/15/24	510,000	478,125
7.25% 9/15/21	115,000	114,281
Sprint Communications
144A 7.00% 3/1/20 #	190,000	204,725
7.00% 8/15/20	302,000	298,980
Time Warner Cable
7.30% 7/1/38	5,000	6,514

(continues)       NQ-DEX [8/16] 10/16 (17651) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
6.00% 3/1/23	195,000	$207,439
6.00% 4/15/24	85,000	90,737
6.375% 3/1/25	155,000	167,206
6.50% 1/15/26	320,000	351,400
Verizon Communications
1.75% 8/15/21	5,000	4,968
4.125% 8/15/46	15,000	15,126
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	410,000	421,275
Wind Acquisition Finance
144A 7.375% 4/23/21 #	365,000	376,863
Zayo Group 6.00% 4/1/23	305,000	318,725
		7,925,369
Consumer Cyclical – 3.03%
American Tire Distributors
144A 10.25% 3/1/22 #	460,000	410,265
Beacon Roofing Supply
6.375% 10/1/23	290,000	313,200
BMW U.S. Capital
144A 2.00% 4/11/21 #	5,000	5,066
144A 2.80% 4/11/26 #	5,000	5,193
Boyd Gaming
144A 6.375% 4/1/26 #	150,000	160,500
6.875% 5/15/23	520,000	564,200
CVS Health 3.875% 7/20/25	5,000	5,522
General Motors Financial
3.45% 4/10/22	10,000	10,206
3.70% 5/9/23	5,000	5,108
Golden Nugget Escrow 144A
8.50% 12/1/21 #	120,000	126,000
Group 1 Automotive 144A
5.25% 12/15/23 #	255,000	259,463
HD Supply 144A
5.75% 4/15/24 #	205,000	218,837
Home Depot 3.00% 4/1/26	10,000	10,685
Hyundai Capital America
144A 2.55% 2/6/19 #	10,000	10,207
JC Penney 8.125% 10/1/19	400,000	432,500
L Brands
6.75% 7/1/36	200,000	215,900
6.875% 11/1/35	415,000	455,463
Lowe’s
3.375% 9/15/25	5,000	5,422
3.70% 4/15/46	5,000	5,239
M/I Homes 6.75% 1/15/21	400,000	420,000
Marriott International
3.125% 6/15/26	5,000	5,103
MGM Growth Properties
Operating Partnership
144A 5.625% 5/1/24 #	215,000	233,813
MGM Resorts International
4.625% 9/1/26	155,000	154,225
Mohegan Tribal Gaming
Authority 9.75% 9/1/21	730,000	785,663
Neiman Marcus Group 144A
8.00% 10/15/21 #	225,000	193,657
O’Reilly Automotive
3.55% 3/15/26	5,000	5,343
Penske Automotive Group
5.50% 5/15/26	395,000	396,232
Scientific Games International
10.00% 12/1/22	250,000	232,500
Starbucks 2.70% 6/15/22	5,000	5,255
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25 @	5,000	5,237
Target 3.625% 4/15/46	5,000	5,234
Toyota Motor Credit
2.80% 7/13/22	5,000	5,249
Walgreens Boots Alliance
3.10% 6/1/23	10,000	10,335
3.45% 6/1/26	10,000	10,432
		5,687,254
Consumer Non-Cyclical – 3.27%
AbbVie 3.20% 5/14/26	10,000	10,267
Actavis Funding
3.80% 3/15/25	10,000	10,585
Albertsons 144A
6.625% 6/15/24 #	390,000	419,679
Amgen 2.60% 8/19/26	5,000	4,980
Anheuser-Busch InBev
Finance 3.65% 2/1/26	30,000	32,063
Archer-Daniels-Midland
2.50% 8/11/26	5,000	5,042
AstraZeneca
3.375% 11/16/25	5,000	5,368
Becton Dickinson
3.734% 12/15/24	5,000	5,447
6.375% 8/1/19	10,000	11,345
Biogen 5.20% 9/15/45	5,000	6,058
Celgene
3.25% 8/15/22	5,000	5,227
3.875% 8/15/25	5,000	5,414
Coca-Cola 2.25% 9/1/26	5,000	5,008
Covidien International
Finance 4.20% 6/15/20	20,000	21,847

8 NQ-DEX [8/16] 10/16 (17651)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Dean Foods 144A
6.50% 3/15/23 #	310,000	$330,150
JBS Investments 144A
7.75% 10/28/20 #	210,000	224,175
JBS USA 144A
5.75% 6/15/25 #	1,530,000	1,560,600
Kraft Heinz Foods
3.00% 6/1/26	15,000	15,231
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	565,000	590,425
Molson Coors Brewing
3.00% 7/15/26	5,000	5,074
Mylan
144A 3.15% 6/15/21 #	5,000	5,120
144A 3.95% 6/15/26 #	15,000	15,498
NBTY 144A
7.625% 5/15/21 #	600,000	615,000
Post Holdings 144A
7.75% 3/15/24 #	320,000	357,200
Prestige Brands 144A
5.375% 12/15/21 #	210,000	218,663
Revlon Escrow 144A
6.25% 8/1/24 #	230,000	239,775
Reynolds American
4.00% 6/12/22	5,000	5,487
4.45% 6/12/25	15,000	16,867
St. Jude Medical
2.80% 9/15/20	5,000	5,179
SUPERVALU 7.75% 11/15/22	195,000	185,250
Sysco 3.30% 7/15/26	10,000	10,500
Teva Pharmaceutical Finance
Netherlands III
2.80% 7/21/23	10,000	10,070
Thermo Fisher Scientific
3.00% 4/15/23	10,000	10,265
US Foods 144A
5.875% 6/15/24 #	335,000	352,587
Valeant Pharmaceuticals
International
144A 5.375% 3/15/20 #	260,000	246,350
144A 6.125% 4/15/25 #	180,000	158,625
144A 6.75% 8/15/18 #	375,000	377,963
Zimmer Biomet Holdings
4.625% 11/30/19	30,000	32,409
		6,136,793
Electric – 0.71%
Alabama Power
4.30% 1/2/46	15,000	17,337
Ameren Illinois
9.75% 11/15/18	45,000	52,800
American Transmission
Systems 144A
5.25% 1/15/22 #	15,000	17,116
Berkshire Hathaway Energy
3.75% 11/15/23	10,000	10,952
Black Hills 3.15% 1/15/27	5,000	5,070
Cleveland Electric Illuminating
5.50% 8/15/24	15,000	17,966
CMS Energy 6.25% 2/1/20	5,000	5,713
Commonwealth Edison
5.80% 3/15/18	5,000	5,349
Dominion Resources
3.90% 10/1/25	5,000	5,440
DTE Energy 3.30% 6/15/22	5,000	5,327
Duke Energy
4.80% 12/15/45	5,000	5,917
Dynegy 7.625% 11/1/24	530,000	522,050
Emera 6.75% 6/15/76 ●	395,000	427,881
Emera US Finance 144A
4.75% 6/15/46 #	10,000	11,057
Entergy Louisiana
4.05% 9/1/23	15,000	16,635
Exelon 3.95% 6/15/25	10,000	10,952
Great Plains Energy
4.85% 6/1/21	5,000	5,469
IPALCO Enterprises
5.00% 5/1/18	10,000	10,550
ITC Holdings 3.65% 6/15/24	5,000	5,257
Kansas City Power & Light
3.65% 8/15/25	10,000	10,553
LG&E & KU Energy
4.375% 10/1/21	20,000	22,053
Massachusetts Electric 144A
4.004% 8/15/46 #	10,000	10,480
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	5,000	5,209
4.75% 4/30/43 ●	10,000	10,127
NextEra Energy Capital
Holdings 2.40% 9/15/19	10,000	10,180
NV Energy 6.25% 11/15/20	5,000	5,884
Pennsylvania Electric
5.20% 4/1/20	10,000	10,861
PPL Electric Utilities
3.00% 9/15/21	10,000	10,597
Public Service of New
Hampshire
3.50% 11/1/23	5,000	5,363

(continues)       NQ-DEX [8/16] 10/16 (17651) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Public Service of Oklahoma
5.15% 12/1/19	30,000	$33,093
SCANA 4.125% 2/1/22	10,000	10,431
Southern
3.25% 7/1/26	10,000	10,430
4.40% 7/1/46	5,000	5,532
Xcel Energy 3.30% 6/1/25	10,000	10,603
		1,330,234
Energy – 5.68%
Antero Resources
5.375% 11/1/21	155,000	155,969
5.625% 6/1/23	250,000	251,875
6.00% 12/1/20	70,000	72,013
Baytex Energy 144A
5.625% 6/1/24 #	225,000	183,375
Cheniere Corpus Christi
Holdings 144A
7.00% 6/30/24 #	205,000	220,375
Continental Resources
5.00% 9/15/22	210,000	204,225
Ecopetrol 5.875% 5/28/45	615,000	578,715
Energy Transfer Equity
7.50% 10/15/20	245,000	269,500
Energy Transfer Partners
4.75% 1/15/26	5,000	5,258
9.70% 3/15/19	7,000	8,062
Enterprise Products Operating
3.95% 2/15/27	5,000	5,274
Freeport-McMoran Oil & Gas
6.50% 11/15/20	425,000	428,187
6.875% 2/15/23	200,000	195,500
Genesis Energy
5.75% 2/15/21	360,000	359,100
6.00% 5/15/23	80,000	80,000
6.75% 8/1/22	244,000	250,100
Hilcorp Energy I
144A 5.00% 12/1/24 #	208,000	202,800
144A 5.75% 10/1/25 #	154,000	151,690
Holly Energy Partners 144A
6.00% 8/1/24 #	225,000	230,625
Laredo Petroleum
7.375% 5/1/22	445,000	451,675
Murphy Oil 6.875% 8/15/24	400,000	418,808
Murphy Oil USA
6.00% 8/15/23	395,000	420,477
Noble Energy
5.05% 11/15/44	5,000	5,009
Noble Holding International
5.00% 3/16/18	210,000	207,007
NuStar Logistics
6.75% 2/1/21	360,000	384,300
Oasis Petroleum
6.875% 3/15/22	560,000	523,600
Petroleos Mexicanos
5.50% 6/27/44	512,000	488,960
6.625% 6/15/35	1,000,000	1,087,700
Plains All American Pipeline
8.75% 5/1/19	10,000	11,503
QEP Resources
5.25% 5/1/23	420,000	413,700
Regency Energy Partners
5.875% 3/1/22	10,000	10,991
Sabine Pass Liquefaction
144A 5.875% 6/30/26 #	170,000	182,537
Shell International Finance
4.00% 5/10/46	5,000	5,253
Southwestern Energy
6.70% 1/23/25	225,000	232,313
Sunoco Logistics Partners
Operations
3.90% 7/15/26	5,000	5,052
Targa Resources Partners
144A 6.75% 3/15/24 #	375,000	400,313
6.875% 2/1/21	325,000	338,000
Tesoro Logistics
6.375% 5/1/24	310,000	332,475
Transcanada Trust
5.875% 8/15/76 ●	5,000	5,341
Transocean 5.05% 10/15/22	535,000	429,337
Williams Partners
7.25% 2/1/17	20,000	20,450
Woodside Finance 144A
8.75% 3/1/19 #	15,000	17,226
WPX Energy 7.50% 8/1/20	395,000	407,591
		10,652,261
Financials – 0.84%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #●	400,000	413,000
Affiliated Managers Group
3.50% 8/1/25	5,000	5,004
Air Lease 3.00% 9/15/23	5,000	4,973
Ally Financial
5.75% 11/20/25	485,000	517,737
Aviation Capital Group
144A 4.875% 10/1/25 #	5,000	5,394
144A 6.75% 4/6/21 #	5,000	5,881

10 NQ-DEX [8/16] 10/16 (17651)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Financials (continued)
E*TRADE Financial
5.875% 12/29/49 ●	400,000	$416,000
FBM Finance 144A
8.25% 8/15/21 #	200,000	210,500
		1,578,489
Healthcare – 3.33%
Air Medical Merger Sub 144A
6.375% 5/15/23 #	615,000	604,237
Community Health Systems
6.875% 2/1/22	201,000	167,835
DaVita HealthCare Partners
5.00% 5/1/25	450,000	457,200
5.125% 7/15/24	145,000	149,984
HCA
5.375% 2/1/25	715,000	737,344
5.875% 2/15/26	110,000	116,463
HealthSouth
5.75% 11/1/24	420,000	437,640
5.75% 9/15/25	205,000	215,506
Hill-Rom Holdings 144A
5.75% 9/1/23 #	395,000	416,725
IASIS Healthcare
8.375% 5/15/19	635,000	578,644
Immucor 11.125% 8/15/19	85,000	80,325
Kinetic Concepts
10.50% 11/1/18	235,000	242,637
12.50% 11/1/19	325,000	332,313
Mallinckrodt International
Finance
4.75% 4/15/23	195,000	181,959
144A 5.50% 4/15/25 #	80,000	79,200
144A 5.625% 10/15/23 #	245,000	247,144
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	575,000	619,563
Tenet Healthcare
8.125% 4/1/22	580,000	590,150
		6,254,869
Insurance – 0.78%
American International Group
4.125% 2/15/24	5,000	5,391
Berkshire Hathaway Finance
2.90% 10/15/20	35,000	36,829
Chubb INA Holdings
3.35% 5/3/26	5,000	5,377
Highmark 144A
6.125% 5/15/41 #@	5,000	5,012
HUB International
144A 7.875% 10/1/21 #	435,000	445,875
HUB International
144A 9.25% 2/15/21 #	110,000	116,600
Liberty Mutual Group 144A
4.95% 5/1/22 #	5,000	5,582
MetLife 6.40% 12/15/36	100,000	112,550
Principal Life Global
Funding II 144A
3.00% 4/18/26 #	5,000	5,124
Prudential Financial
5.375% 5/15/45 ●	5,000	5,263
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	5,000	5,140
144A 4.125% 11/1/24 #	10,000	10,550
USI 144A 7.75% 1/15/21 #	420,000	430,500
XLIT
4.45% 3/31/25	5,000	5,101
6.50% 12/29/49 ●	365,000	274,115
		1,469,009
Media – 4.65%
Altice Luxembourg 144A
7.75% 5/15/22 #	430,000	459,294
CCO Holdings
144A 5.375% 5/1/25 #	155,000	163,719
144A 5.50% 5/1/26 #	25,000	26,531
144A 5.75% 2/15/26 #	325,000	348,563
144A 5.875% 5/1/27 #	305,000	327,113
Cequel Communications
Holdings I 144A
7.75% 7/15/25 #	325,000	356,687
Columbus Cable Barbados
144A 7.375% 3/30/21 #	470,000	504,663
CSC Holdings
5.25% 6/1/24	455,000	443,907
144A
10.875% 10/15/25 #	200,000	235,000
DISH DBS
5.875% 11/15/24	110,000	108,900
144A 7.75% 7/1/26 #	457,000	488,757
Gray Television 144A
5.875% 7/15/26 #	450,000	470,250
Midcontinent
Communications &
Midcontinent Finance
144A 6.875% 8/15/23 #	235,000	249,100
Nexstar Escrow 144A
5.625% 8/1/24 #	705,000	720,863
RCN Telecom Services 144A
8.50% 8/15/20 #	315,000	337,050

(continues)       NQ-DEX [8/16] 10/16 (17651) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
SFR Group 144A
7.375% 5/1/26 #	860,000	$889,025
Sinclair Television Group
144A 5.625% 8/1/24 #	390,000	407,199
Sirius XM Radio 144A
5.375% 4/15/25 #	380,000	399,000
Tribune Media
5.875% 7/15/22	425,000	436,687
Unitymedia 144A
6.125% 1/15/25 #	400,000	431,000
VTR Finance 144A
6.875% 1/15/24 #	430,000	452,446
WideOpenWest Finance
10.25% 7/15/19	445,000	470,587
		8,726,341
Natural Gas – 0.36%
AmeriGas Partners
5.875% 8/20/26	615,000	661,125
KeySpan Gas East 144A
2.742% 8/15/26 #	5,000	5,089
NiSource Finance
6.125% 3/1/22	5,000	5,958
Southern Gas Capital
3.25% 6/15/26	5,000	5,168
		677,340
Real Estate Investment Trusts – 1.41%
AvalonBay Communities
2.95% 5/11/26	5,000	5,068
Communications Sales &
Leasing
144A 6.00% 4/15/23 #	170,000	177,225
8.25% 10/15/23	165,000	172,837
Corporate Office Properties
3.60% 5/15/23	5,000	5,001
5.25% 2/15/24	10,000	10,909
CubeSmart 3.125% 9/1/26	5,000	5,006
DDR
3.625% 2/1/25	5,000	5,084
7.50% 4/1/17	5,000	5,160
7.875% 9/1/20	20,000	24,085
Education Realty Operating
Partnership
4.60% 12/1/24	5,000	5,266
ESH Hospitality 144A
5.25% 5/1/25 #	580,000	582,720
GEO Group
5.125% 4/1/23	165,000	148,087
GEO Group
5.875% 1/15/22	700,000	665,000
5.875% 10/15/24	140,000	126,700
6.00% 4/15/26	280,000	252,350
Hospitality Properties Trust
4.50% 3/15/25	5,000	5,098
Host Hotels & Resorts
4.50% 2/1/26	5,000	5,348
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	420,000	429,975
Sovran Acquisition
3.50% 7/1/26	5,000	5,130
UDR 2.95% 9/1/26	5,000	5,036
WP Carey 4.60% 4/1/24	5,000	5,241
		2,646,326
Services – 1.95%
BlueLine Rental Finance 144A
7.00% 2/1/19 #	395,000	343,650
GFL Environmental 144A
9.875% 2/1/21 #	260,000	284,700
Herc Rentals
144A 7.50% 6/1/22 #	115,000	119,887
144A 7.75% 6/1/24 #	300,000	314,250
Mattamy Group 144A
6.50% 11/15/20 #	275,000	272,937
NES Rentals Holdings 144A
7.875% 5/1/18 #	240,000	235,200
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	740,000	807,525
Scientific Games
8.125% 9/15/18	210,000	211,313
Team Health 144A
7.25% 12/15/23 #	325,000	355,063
United Rentals North America
5.50% 7/15/25	50,000	51,750
5.75% 11/15/24	355,000	372,750
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #❆	173,662	93,777
XPO Logistics 144A
6.125% 9/1/23 #	185,000	190,550
		3,653,352
Technology – 2.40%
Apple 3.85% 8/4/46	5,000	5,232
CDK Global 4.50% 10/15/24	5,000	5,015
CommScope 144A
5.50% 6/15/24 #	150,000	158,063

12 NQ-DEX [8/16] 10/16 (17651)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
CommScope Technologies
Finance 144A
6.00% 6/15/25 #	240,000	$255,900
Diamond 1 Finance
144A 6.02% 6/15/26 #	15,000	16,078
144A 8.10% 7/15/36 #	310,000	361,049
Entegris 144A
6.00% 4/1/22 #	415,000	433,156
Fidelity National Information
Services 5.00% 10/15/25	10,000	11,499
First Data 144A
7.00% 12/1/23 #	986,000	1,036,533
Infor Software Parent 144A
PIK 7.125% 5/1/21 #❆	110,000	103,675
Infor US 6.50% 5/15/22	510,000	519,563
Micron Technology 144A
7.50% 9/15/23 #	185,000	204,425
Microsemi 144A
9.125% 4/15/23 #	435,000	500,250
Microsoft
2.40% 8/8/26	5,000	5,033
3.45% 8/8/36	5,000	5,151
3.70% 8/8/46	5,000	5,209
National Semiconductor
6.60% 6/15/17	20,000	20,871
Oracle
2.40% 9/15/23	5,000	5,050
4.00% 7/15/46	25,000	26,397
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	350,000	385,437
Solera 144A
10.50% 3/1/24 #	255,000	283,687
Western Digital 144A
10.50% 4/1/24 #	140,000	158,550
		4,505,823
Transportation – 0.44%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #◆	4,922	5,137
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ◆	4,567	4,807
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ◆	4,773	4,940
ERAC USA Finance 144A
5.25% 10/1/20 #	15,000	16,849
Norfolk Southern
2.90% 6/15/26	5,000	5,179
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	330,000	315,150
Penske Truck Leasing
144A 3.30% 4/1/21 #	5,000	5,172
144A 3.375% 2/1/22 #	5,000	5,179
Union Pacific 3.35% 8/15/46	5,000	5,022
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ◆	4,714	5,049
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ◆	4,855	5,140
United Parcel Service
5.125% 4/1/19	10,000	11,005
XPO Logistics 144A
6.50% 6/15/22 #	420,000	438,375
		827,004
Utilities – 0.76%
AES
5.50% 4/15/25	345,000	355,502
6.00% 5/15/26	50,000	53,125
Ameren 3.65% 2/15/26	5,000	5,373
Calpine
5.50% 2/1/24	205,000	205,513
5.75% 1/15/25	540,000	540,000
Dominion Gas Holdings
4.60% 12/15/44	5,000	5,452
Dynegy 7.375% 11/1/22	35,000	34,737
Enel 144A
8.75% 9/24/73 #●	200,000	234,000
		1,433,702
Total Corporate Bonds
(cost $79,371,417)		81,744,283

(continues)       NQ-DEX [8/16] 10/16 (17651) 13

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Security – 0.01%
Nissan Auto Receivables
Owner Trust
Series 2016-A A2B
0.858% 2/15/19 ●	25,000	$25,025
Total Non-Agency
Asset-Backed Security
(cost $25,000)		25,025

Non-Agency Collateralized Mortgage Obligations – 0.06%
Citicorp Mortgage Securities
Trust
Series 2007-1 2A1 5.50%
1/25/22	4,089	4,081
Citicorp Residential Mortgage
Trust
Series 2006-3 A5 5.911%
11/25/36 ϕ	100,000	102,926
Total Non-Agency
Collateralized Mortgage
Obligations (cost $91,002)		107,007

Senior Secured Loans – 2.62%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19	449,407	401,096
Amaya Holdings 1st Lien
5.00% 8/1/21	402,965	399,467
Applied Systems 2nd Lien
7.50% 1/23/22 @	602,331	606,095
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	417,999	419,915
Blue Ribbon 1st Lien
5.00% 11/13/21	172,438	173,192
Chesapeake Energy
8.50% 8/23/21	170,000	175,277
Flint Group 2nd Lien
8.25% 9/7/22 @	375,000	354,375
FMG Resources August 2006
1st Lien 3.75% 6/30/19	407,799	405,724
Frank Russell Tranche B 1st
Lien 6.75% 6/1/23	235,000	221,634
Immucor Tranche B2 1st Lien
5.00% 8/17/18	329,147	320,919
KIK Custom Products 1st Lien
6.00% 8/26/22 @	263,212	263,047
KRATON Polymers Tranche B
1st Lien 6.00% 1/6/22	75,000	75,007
Mohegan Tribal Gaming
Authority Tranche B 1st
Lien 5.50% 6/15/18	248,688	248,960
Neiman Marcus Group 1st
Lien 4.25% 10/25/20	109,719	103,197
Solera Tranche B 1st Lien
5.75% 3/3/23	139,650	140,752
Stardust Finance Holdings
2nd Lien 10.50% 3/13/23	200,000	199,000
Stardust Finance Holdings
Tranche B 1st Lien
6.50% 3/13/22 @	207,850	206,811
Windstream Services Tranche
B6 1st Lien
5.75% 3/29/21	191,520	193,196
Total Senior Secured Loans
(cost $4,816,829)		4,907,664

Sovereign Bonds – 4.62%Δ
Indonesia – 2.87%
Indonesia Government
International Bonds
144A 5.125% 1/15/45 #	1,000,000	1,144,761
6.625% 2/17/37	1,350,000	1,769,822
144A 6.75% 1/15/44 #	1,800,000	2,465,510
		5,380,093
Mexico – 1.75%
Mexico Government
International Bond
3.60% 1/30/25	1,632,000	1,734,000
4.35% 1/15/47	1,500,000	1,550,625
		3,284,625
Total Sovereign Bonds
(cost $7,998,362)		8,664,718

U.S. Treasury Obligations – 0.72%
U.S. Treasury Bond
2.50% 5/15/46	95,000	100,552
U.S. Treasury Notes
1.125% 7/31/21	185,000	184,400
1.375% 1/31/21	60,000	60,552
1.625% 5/15/26	1,010,000	1,013,984
Total U.S. Treasury
Obligations
(cost $1,363,978)		1,359,488

14 NQ-DEX [8/16] 10/16 (17651)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income
Auction Pass Through Trust
Series 2007-B 144A
0.00% 1/15/87 #@◆	500,000	$0
Total Leveraged
Non-Recourse Security
(cost $425,000)		0

	Number of
	shares
Master Limited Partnership – 0.57%
Ares Management	9,000	164,520
Brookfield Infrastructure
Partners	5,400	258,876
Merion Countryside
144A #@=	693,473	645,762
Total Master Limited
Partnership (cost $997,642)		1,069,158

Preferred Stock – 0.82%
Bank of America 6.50% ●	470,000	512,935
Freddie Mac 6.02%	40,000	106,400
General Electric 5.00% ●	10,000	10,737
GMAC Capital Trust I
6.602% ●	12,000	303,120
Integrys Energy Group
6.00% @●	300	8,251
Morgan Stanley 5.55% ●	400,000	410,500
Northstar Realty Finance
8.50%	3,580	91,326
Vornado Realty Trust 6.625%	3,700	95,608
Total Preferred Stock
(cost $2,421,085)		1,538,877

Rights – 0.01%
Safeway CVR @=†	23,200	23,546
Safeway CVR @=†	23,200	1,132
Total Rights (cost $0)		24,678

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 @†	12,540	1,129
Total Warrant (cost $104)		1,129

Short-Term Investments – 2.76%
Discount Notes – 0.77%≠
Federal Home Loan Bank
0.315% 11/1/16	880,544	880,097
0.335% 9/7/16	166,215	166,208
0.335% 9/19/16	251,104	251,072
0.39% 9/21/16	65,023	65,014
0.39% 9/23/16	79,315	79,303
		1,441,694
Repurchase Agreements – 1.35%
Bank of America Merrill Lynch
0.26%, dated 8/31/16, to
be repurchased on 9/1/16,
repurchase price $499,578
(collateralized by U.S.
government obligations
0.625% 7/15/21;
market value $509,566)	499,574	499,574
Bank of Montreal
0.27%, dated 8/31/16, to
be repurchased on 9/1/16,
repurchase price $832,630
(collateralized by U.S.
government obligations
0.362%–8.75%
7/31/17–2/15/45; market
value $849,276)	832,624	832,624
BNP Paribas
0.30%, dated 8/31/16, to
be repurchased on 9/1/16,
repurchase price
$1,206,812 (collateralized
by U.S. government
obligations
0.00%–3.625%
11/17/16–8/15/43; market
value $1,230,938)	1,206,802	1,206,802
		2,539,000
U.S. Treasury Obligations – 0.64%≠
U.S. Treasury Bill
0.231% 10/6/16	314,992	314,923
0.256% 11/3/16	880,544	880,130
		1,195,053
Total Short-Term
Investments
(cost $5,175,716)		5,175,747

Total Value of Securities
Before Options
Written – 142.75%
(cost $257,515,918)		267,890,455

(continues)       NQ-DEX [8/16] 10/16 (17651) 15

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number
	of	Value
	Contracts	(U.S. $)
Options Written – (0.01%)
Equity Call Options – (0.01%)
GEO Group strike price
$22.50, expiration date
9/30/16	(250)	$(6,250)
JC Penney strike price $9.50,
expiration date 9/16/16	(500)	(13,500)
Total Options Written
(premium received $48,041)		(19,750)

Borrowing Under Line of
Credit – (43.70%)		(82,000,000)

Receivables and Other
Assets Net of
Liabilities – 0.96%		1,794,363
Net Assets Applicable to
15,863,616 Shares
Outstanding – 100.00%		$187,665,068
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $54,899,646,which represents 29.25% of the Fund’s net assets.
@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $12,698,305, which represents 6.77% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❖	Securities have been classified by type of business.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2016, the aggregate value of fair valued securities was $670,440, which represents 0.36% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Aug. 31, 2016. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Aug. 31, 2016.
ϕ	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect atAug. 31, 2016.

The following foreign currency exchange contract was outstanding at Aug. 31, 2016:

Foreign Currency Exchange Contracts

				Unrealized
	Contracts to			Appreciation
Counterparty	Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
BNYM	JPY (3,185,280)	USD 30,773	9/1/16	$(14)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
BNYM – Bank of New York Mellon
CVA – Dutch Certificate
CVR – Contingent Value Rights
ETN – Exchange-Traded Note
FDR – Finnish Depositary Receipt
JPY – Japanese Yen
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
USD – U.S. Dollar

16 NQ-DEX [8/16] 10/16 (17651)

Notes

Delaware Enhanced Global Dividend and Income Fund
August 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Enhanced Global Dividend and Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Aug. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$257,515,918
Aggregate unrealized appreciation of investments	$31,737,700
Aggregate unrealized depreciation of investments	(21,363,163)
Net unrealized appreciation of investments	$10,374,537

(continues)       NQ-DEX [8/16] 10/16 (17651) 17

(Unaudited)

2. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

18 NQ-DEX [8/16] 10/16 (17651)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock	$130,368,421	$—	$—	$130,368,421
Convertible Preferred Stock[1]	4,894,250	214,231	—	5,108,481
Exchange-Traded Note	56,625	—	—	56,625
Agency, Asset-Backed and
Mortgage-Backed Securities	—	339,356	—	339,356
Corporate Debt	—	109,276,113	—	109,276,113
Foreign Debt	—	8,664,718	—	8,664,718
Senior Secured Loans	—	4,907,664	—	4,907,664
Master Limited Partnership[1]	423,396	—	645,762	1,069,158
Preferred Stock[1]	490,054	1,048,823	—	1,538,877
Rights	—	—	24,678	24,678
Warrant	1,129	—	—	1,129
U.S. Treasury Obligations	—	1,359,488	—	1,359,488
Short-Term Investments	—	5,175,747	—	5,175,747
Total Value of Securities	$136,233,875	$130,986,140	$670,440	$267,890,455

Foreign Currency Exchange
Contracts	$—	$(14)	$—	$(14)
Option Written	$(19,750)	$—	$—	$(19,750)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	95.81%	4.19%	—	100.00%
Master Limited Partnership	39.60%	—	60.40%	100.00%
Preferred Stock	31.84%	68.16%	—	100.00%

During the period ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

(continues)       NQ-DEX [8/16] 10/16 (17651) 19

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

20 NQ-DEX [8/16] 10/16 (17651)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: